Investment Unit - Additional Information (Detail) - USD ($)		1 Months Ended	3 Months Ended
	Mar. 12, 2014	Dec. 31, 2013	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investment Unit Details [Line Items]
Debt instrument, face amount			$ 4,500,000
Debt instrument, interest rate, stated percentage			8.00%
Debt instrument, maturity date			Aug. 13, 2020
Debt instrument, description			If no event of default occurs prior to August 13, 2020, the Promissory Note and all related interest will be cancelled.
Warrant, right to purchase, percentage			80.00%
Warrant, discount rate			20.00%
Class of warrant or right, exercise price of warrants or rights	$ 0.001		$ 0.001	$ 0.001
Conversion of warrants to common stock	1,235,219
Fair value adjustment of warrants		$ 2,500,000	$ 0
Value of investment unit			$ 0	$ 0	$ 0
IPO
Investment Unit Details [Line Items]
Issuance of shares upon conversion of preferred stock	1,235,219
Series B Preferred Stock
Investment Unit Details [Line Items]
Stock issued during period, shares, new issues	184,797